Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions

9. Related Party Transactions:

In accordance with the Management Agreement between the Company and affiliates of the Sponsors, the Company recorded $3 million and $2 million of management fees in sales, marketing and administration expenses during the three months ended March 31, 2011 and 2012, respectively. At December 31, 2011 and March 31, 2012, $4 million and $2 million, respectively, was included in other accrued expenses.

During the first quarter of 2012, the Company paid to the Sponsors $17.8 million of management fees, which are included in the results of discontinued operations, related to the sale of HE.

11. Related Party Transactions:

SunGard is required to pay management fees to affiliates of the Sponsors in connection with management consulting services provided to SunGard and the Parent Companies. These services include financial, managerial and operational advice and implementation strategies for improving the operating, marketing and financial performance of SunGard and its subsidiaries. The management fees are equal to 1% of quarterly Adjusted EBITDA, defined as earnings before interest, taxes, depreciation and amortization and goodwill impairment, further adjusted to exclude unusual items and other adjustments as defined in the management agreement, and are payable quarterly in arrears. In addition, these affiliates of the Sponsors may be entitled to additional fees in connection with certain financing, acquisition, disposition and change in control transactions. For the years ended December 31, 2009, 2010 and 2011, SunGard recorded $14 million, $16 million and $12 million, respectively, relating to management fees in sales, marketing and administration expenses in the statement of comprehensive income, of which $6 million and $4 million, respectively, is included in other accrued expenses at December 31, 2010 and 2011, respectively. In addition, for the years ended December 31, 2009, 2010 and 2011, SunGard recorded $1 million, $2 million and $1 million, respectively, relating to management fees in income (loss) from discontinued operations in the statement of comprehensive income.

In connection with the sale of HE, the Sponsors are entitled to a management fee of $17.8 million which will be paid in the first quarter of 2012.

One of the Company’s Sponsors, Goldman Sachs & Co. and/or its respective affiliates, served as a joint book-running manager in connection with SunGard’s 2010 debt offering of $900 million Senior Notes due 2018 and $700 million Senior Notes due 2020. In connection with serving in such capacity, Goldman Sachs & Co. was paid $10 million for customary fees and expenses.